Leases - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity of Lease Liabilities [Line Items]
Undiscounted lease liabilities	$ 364,844	$ 285,562
Interest expense	(33,253)	(25,400)
Total lease liabilities	331,591	260,162	$ 149,903
Within 1 year [Member]
Schedule of Maturity of Lease Liabilities [Line Items]
Undiscounted lease liabilities	115,805	103,063
Interest expense	(14,128)	(13,625)
Total lease liabilities	101,677	89,438
1 to 5 years [Member]
Schedule of Maturity of Lease Liabilities [Line Items]
Undiscounted lease liabilities	249,039	182,499
Interest expense	(19,125)	(11,775)
Total lease liabilities	229,914	170,724
>5 years [Member]
Schedule of Maturity of Lease Liabilities [Line Items]
Undiscounted lease liabilities
Interest expense
Total lease liabilities